[The American Funds Group(r)]
American High-Income Trust

Semi-Annual Report
for the six months ended March 31, 2000

[close-up of Italian lire]

American High-Income Trust(sm) seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

American High-Income Trust is one of the 29 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.



Results at a Glance
Class A Share Total Returns(1)
(for periods ended March 31, 2000)

                                     Lifetime (2)      1 Year        6 Months
                                     Annualized

American High-Income Trust           +10.03%           +3.13%        +3.07%
Credit Suisse First Boston High
Yield Index                          +9.56             +0.30         +0.77
Salomon Smith Barney Broad
Investment-Grade                     +8.00             +1.81         +2.03
 (BIG) Bond Index
Lipper High Current Yield
Bond Funds Index                     +8.66             +0.00         +1.13

(1)Change in value of investment with dividends and capital gain distributions reinvested.
(2)Since February 19, 1988.

30-Day Rates (as of April 30, 2000)                 Class A
                                                    Shares

Yield based on Securities and Exchange
Commission formula                                  9.64%
Distribution rate based on offering price           9.22
Distribution rate based on net asset value          9.58

The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Here are the fund's average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2000:

                                            10 Years      5 Years      1 Year

Class A shares                              0.1049        0.0867       -0.73%
  reflecting 3.75% maximum sales
  charge


Results for Class B shares are not shown because of the brief time between their introduction on March 15 and the end of the fund's fiscal period.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

Please see the back cover for important information about Class A and Class B shares.



Fellow Shareholders:

American High-Income Trust held its ground well during the first six months of fiscal 2000, a period marked by rising interest rates and financial market volatility.

Shareholders who reinvested their dividends of 66 cents a share had a total return of 3.1% for the six months ended March 31. The fund's income return of 5.0% (10.0% annualized) was partially offset by a modest decline in share price. The fund outpaced the overall high-yield market as measured by the unmanaged Credit Suisse First Boston High Yield Index, which rose 0.8%. It also outpaced the Lipper High Current Yield Bond Funds Index, which rose 1.1%, and the Salomon Smith Barney Broad Investment-Grade Index, an unmanaged measure of higher grade bonds, which rose 2.0%.

Investors who took their distributions in cash had an income return of 4.9% and saw the value of their holdings decline 1.8%.

Although inflation has remained subdued, the Federal Reserve Board is still concerned about the economy's strength and the potential for accelerating inflation. In an effort to forestall rising prices, the Fed has raised the federal funds rate -the rate banks charge each other on overnight loans - five times since June 1999, including three times during the fiscal period. The higher federal funds rate has pushed all interest rates up and resulted in lower bond prices.

High-yield bond prices reflect not only prevailing interest rates but also the health of the issuing company. The combination of higher interest rates and pressure on profits in some industries pushed the prices of many corporate bonds lower.

[Begin sidebar]
Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated.
High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States entails additional risks, such as currency fluctuations, as more fully described in the prospectus.
[End sidebar]

One consistent benefit of investing in bonds, especially high-yield bonds, is that the income they produce can cushion the impact of lower prices. This was evident during the first half of this fiscal year. As noted earlier, the fund's high level of income helped it outpace the high-yield market, the investment-grade market and the majority of its peers as tracked by Lipper Inc.

The fund benefited from holdings in some of its largest sectors, including telecommunications and media, which fared better than many other segments of the high-yield market. The fund increased its holdings in wireless telecommunications, to 23.6% of assets from 19.7%. Other industry allocations remained essentially unchanged.

Lower bond prices have created more attractive opportunities for investors. Uncovering these opportunities requires research and a commitment to the long term, which are the hallmarks of American High-Income Trust's investment philosophy. The fund's investment professionals thoroughly research each issuer before investing. The fund is managed with a view to the long term, as are the other 28 funds in The American Funds Group.

As always, we will continue to monitor all factors that influence the high-yield bond market, including interest rates, inflation expectations and corporate profits. We look forward to reporting to you again in six months. Cordially,

/s/ Paul G. Haaga, Jr.      /s/ David C. Barclay
Paul G. Haaga, Jr.          David C. Barclay
Chairman of the Board       President
May 15, 2000


[begin pie chart]

U.S. Corporate Bonds                 70%
Non-U.S. Corporate Bonds             21%
Non-U.S. Government Bonds             2%
Stocks                                4%
U.S. Treasuries                       1%
Cash & Equivalents                    2%

[end pie chart]



American High-Income Trust
Investment Portfolio, March 31, 2000
Unaudited

                                                                                       Shares or
                                                                                       Principal          Market   Percent
                                                                                          Amount           Value    of Net
Bonds, Notes & Equity Securities                                                            (000)           (000)   Assets
--------------------------------------------                                          ----------      ----------   -------

Wireless Telecommunication Services - 23.23%
Omnipoint Corp.:
14.00% 2003(1),(2),(3)                                                                    $33,701         $35,319
11.625% 2006                                                                              27,000           28,890
11.625% 2006                                                                               9,000            9,630
11.50% 2009(2)                                                                            13,050           13,964
7.00% convertible preferred                                                           85 shares            17,000
VoiceStream Wireless Corp.:
0%/11.875% 2009(2),(4)                                                                    $58,775         $35,265
10.375% 2009(2)                                                                            8,750            8,706      5.38
Nextel Communications, Inc.:
0%/9.75% 2007(4)                                                                          15,250           10,446
0%/10.65% 2007(4)                                                                         21,500           15,695
0%/9.95% 2008(4)                                                                          43,625           29,447
12.00% 2008                                                                                3,500            3,798
Series D, 13.00% exchangeable preferred,
 redeemable 2009(1),(5)                                                               17 shares            18,342
Series E, 11.25% exchangeable preferred,
 redeemable 2010(1),(5)                                                               34 shares            32,571
Nextel International, Inc. 0%/12.125% 2008(4)                                             $29,250          18,135
McCaw International, Ltd.
 (owned by NEXTEL Communications, Inc.)
 0%/13.00% 2007(4)                                                                        18,125           13,050      5.11
Crown Castle International Corp.:
0%/10.625% 2007(4)                                                                        21,250           14,663
0%/10.375% 2011(4)                                                                        21,500           12,309
0%/11.25% 2011(4)                                                                         13,500            7,965
12.75% Senior Exchangeable Preferred 2010(1),(5)                                      21 shares            21,161      2.03
Clearnet Communications Inc.:
0%/11.75% 2007(4)                                                                       C$33,701           30,618
0%/10.40% 2008(4)                                                                         50,325           21,496
0%/10.125% 2009(4)                                                                         $1,600             904      1.92
PageMart Wireless, Inc.:
0%/15.00% 2005(4)                                                                         12,750           13,324
0%/11.25% 2008(4)                                                                         48,260           25,095      1.39
Leap Wireless International, Inc.:
0%/14.5% 2010(2),(4)                                                                      61,250           30,931
12.50% 2010(2)                                                                             3,500            3,500      1.24
Esat Telecom Group PLC:
0%/12.50% 2007(4)                                                                         20,250           18,225
11.875% 2008                                                                              12,000           13,920      1.16
Nextel Partners, Inc.:
0%/14.00% 2009(4)                                                                         32,550           20,832
11.0% 2010(2)                                                                             10,750           10,320      1.13
Dobson Communications Corp.:
12.25% exchangeable preferred,
 redeemable 2008(1),(5)                                                               17 shares            16,611
12.25% exchangeable preferred,
 redeemable 2008(1),(5)                                                               13 shares            12,367      1.04
SpectraSite Holdings, Inc.:
Series B, 0%/12.00% 2008(4)                                                                $8,500           5,334
Series B, 11.25% 2009                                                                     22,875           12,467
10.75% 2010(2)                                                                             7,600            7,315
12.875% 2010(2)                                                                            3,500            1,733       .97
Centennial Cellular Corp. 10.75% 2008                                                     25,525           25,014       .90
Comunicacion Celular SA 0%/14.125% 2005(2),(4)                                            16,000           10,720       .39
Cellco Finance NV:
12.75% 2005(2)                                                                             5,975            6,221
15.00% 2005                                                                                1,590            1,697       .29
SBA Communications Corp. 12.00% 2008                                                       7,250            4,749       .17
Piltel International Holding Corp.
 1.75% convertible 2006                                                                    5,875            2,996       .11
GLOBE TELECOM, Inc. 13.00% 2009(2)                                                         1,650            1,823       .06
Occidente Y Caribe Celular SA 0%/14.00% 2004(4)                                            2,750            1,698       .06
Teletrac, Inc.:
10.00% 2000(3)                                                                               385              385
9.00% 2004(2),(3)                                                                          1,626            1,301       .06
Telesystem International Wireless Inc.
 0%/13.25% 2007(4)                                                                         2,100            1,365       .05
Price Communications Wireless, Inc.,
 Series B, 9.125% 2006                                                                     1,300            1,274       .05
Netia Holdings BV 0%/11.25% 2007(4)                                                        1,000              698       .03
Nuevo Grupo Iusacell, SA de CV 14.25% 2006(2)                                                380              408       .02
                                                                                                      ----------   -------
                                                                                                          651,697     23.56
                                                                                                      ----------   -------

Diversified Telecommunication Services -  11.28%
NEXTLINK Communications, Inc.:
12.50% 2006                                                                                1,750            1,803
9.625% 2007                                                                               13,000           11,895
9.00% 2008                                                                                 3,500            3,133
0%/12.125% 2009(2),(4)                                                                    20,750           11,205
0%/12.25% 2009(4)                                                                         19,750           11,159
14.00% preferred 2009(1),(5)                                                          37 shares             1,827      1.48
COLT Telecom Group PLC:
0%/12.00% 2006(4)                                                                         $26,250          22,903
8.875% 2007                                                                            DM19,000             9,396
7.625% 2008                                                                                9,250            4,257      1.32
Time Warner Telecom Inc. 9.75% 2008                                                       $36,645          35,912      1.30
Viatel, Inc.:
0%/12.50% 2008(4)                                                                         31,875           17,850
0%/12.40% 2008(4)                                                                      DM21,500             6,737
11.15% 2008                                                                                2,500            1,163
11.25% 2008                                                                                $8,075           7,187
11.50% 2009                                                                                  875              788      1.22
VersaTelecom International NV:
4.00% convertible 2005(2)                                                                 E14,825           14,764
11.875% 2009                                                                               5,000            4,884
11.25% 2010(2)                                                                             $6,750           6,270       .94
Allegiance Telecom, Inc.:
0%/11.75% 2008(4)                                                                         28,000           19,880
12.875% 2008                                                                               2,625            2,874       .82
PTC International Finance BV 0%/10.75% 2007(4)                                            19,100           13,561       .49
GT Group Telecom Inc. units 0%/13.25% 2010(2),(4)                                         22,525           12,839       .46
US Xchange, LLC 15.00% 2008                                                               21,100           12,660       .46
KMC Telecom Holdings, Inc. 0%/12.50% 2008(4)                                              22,500           11,925       .43
Level 3 Communications, Inc.:
9.125% 2008                                                                                5,000            4,300
11.25% 2010(2)                                                                           E6,250             5,776       .36
Maxcom Telecomunicaciones, SA de CV 13.75% 2007(2)                                         $8,600           8,665       .32
Loral Orion Network Systems, Inc. 11.25% 2007                                             11,725            8,120       .29
MGC Communications, Inc. 13.0% 2010(2)                                                     6,500            6,110       .22
IXC Communications, Inc.(5)                                                            6 shares             5,995       .22
GST Equipment Funding, Inc. 13.25% 2007                                                    $9,000           5,670       .21
Global TeleSystems Group, Inc. 9.875% 2005                                                 6,000            5,100       .18
Qwest Communications International Inc.
 0%/9.47% 2007(4)                                                                          6,000            5,046       .18
Hyperion Telecommunications, Inc.,
 Series B, 13.00% 2003                                                                     5,000            4,600       .17
Teligent, Inc. 11.50% 2007                                                                 4,000            3,600       .13
IMPSAT Corp. 12.375% 2008                                                                  2,000            1,755       .06
CEI Citicorp Holdings SA 11.25% 2007(2)                                                  ARP500               480       .02
                                                                                                      ----------   -------
                                                                                                          312,089     11.28
                                                                                                      ----------   -------

Diversified Media & Cable Television  -  9.32%
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(4)                                          $28,000          26,600
Diamond Holdings PLC 9.125% 2008                                                           5,000            4,775
NTL Inc.:
0%/12.75% 2005(4)                                                                          1,000            1,015
Series B, 10.00% 2007                                                                      5,750            5,606
0%/9.75% 2008(4)                                                                          12,500            7,938
0%/10.75% 2008(4)                                                                     Pound17,750          18,615
11.50% 2008                                                                                $6,000           6,090      2.55
Charter Communications Holdings, LLC:
8.25% 2007                                                                                 6,000            5,280
10.00% 2009(2)                                                                             6,000            5,775
0%/11.75% 2010(2),(4)                                                                     10,000            5,500
0%/9.92% 2011(4)                                                                          60,000           33,000      1.79
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
8.875% 2007                                                                               17,000           17,000
0%/9.75% 2007(4)                                                                          34,000           27,073      1.59
Adelphia Communications Corp.:
9.25% 2002                                                                                 6,000            5,940
10.50% 2004                                                                                8,500            8,585
Series B, 13.00% 2009(5)                                                              20 shares             2,160       .60
Globo Comunicacoes E Participacoes SA:
10.50% 2006(2)                                                                            $10,280           9,175
10.625% 2008(2)                                                                            7,000            6,055       .55
Telemundo Holdings, Inc., Series A, 0%/11.50% 2008(4)                                     22,700           14,415       .52
Lenfest Communications, Inc.:
8.375% 2005                                                                                5,000            5,198
7.625% 2008                                                                                6,750            6,711       .43
TeleWest PLC 9.625% 2006                                                                   9,000            8,685       .32
Cablevision Industries Corp. 9.875% 2013                                                   6,000            6,090       .22
Avalon Cable Holdings LLC 0%/11.875% 2008(4)                                               8,625            5,692       .21
Multicanal Participacoes SA, Series B, 12.625% 2004                                        4,900            5,084       .18
V2 Music Holdings PLC:
0%/14.00% 2008(2),(4)                                                                     10,905            2,944
0%/14.00% 2008(2),(4)                                                                  Pound2,250             969       .14
TVN Entertainment Corp. 14.00% 2008(2)                                                    $11,750           3,525       .13
Century Communications Corp. 0% 2003                                                       2,000            1,450       .05
Grupo Televisa, SA  0%/13.25% 2008(4)                                                      1,000              987       .04
                                                                                                      ----------   -------
                                                                                                          257,932      9.32
                                                                                                      ----------   -------

Leisure & Tourism -  7.88%
William Hill Finance PLC 10.625% 2008                                                 Pound18,450          30,163      1.09
Boyd Gaming Corp.:
9.25% 2003                                                                                $21,500          21,070
9.50% 2007                                                                                 7,860            7,231      1.02
Horseshoe Gaming, LLC, Series B, 9.375% 2007                                               1,690            1,614
Horseshoe Gaming Holding Corp.,
 Series B, 8.625% 2009                                                                    26,000           23,725       .92
Premier Parks Inc.:
0%/10.00% 2008(4)                                                                          5,750            3,680
9.25% 2006                                                                                 4,000            3,720
9.75% 2007                                                                                11,000           10,368
9.75% 2007                                                                                 3,750            3,694       .78
Jupiters Ltd. 8.50% 2006                                                                  19,180           17,837       .64
KSL Recreation Group, Inc. 10.25% 2007                                                    17,005           15,942       .58
International Game Technology:
7.875% 2004                                                                               11,250           10,463
8.375% 2009                                                                                4,000            3,620       .51
Harrah's Operating Co., Inc. 7.875% 2005                                                  13,725           12,661       .46
Sun International Hotels Ltd.,
 Sun International North America, Inc.:
8.625% 2007                                                                                3,750            3,300
9.00% 2007                                                                                 9,000            8,100       .41
Florida Panthers Holdings, Inc. 9.875% 2009                                               11,000            9,900       .36
Carmike Cinemas, Inc., Series B, 9.375% 2009                                              12,625            8,080       .29
AMF Bowling Worldwide, Inc.:
10.875% 2006                                                                               5,750            2,357
0%/12.25% 2006(4)                                                                         11,293            3,049
0% convertible debentures 2018(2)                                                         10,508              328       .21
CKE Restaurants, Inc. 9.125% 2009                                                          7,500            5,250       .19
Friendly Ice Cream Corp. 10.50% 2007                                                       7,375            5,162       .19
Mirage Resorts, Inc. 6.625% 2005                                                           4,000            3,620       .13
Six Flags Entertainment Corp. 8.875% 2006                                                  1,500            1,414       .05
Loews Cineplex Entertainment Corp. 8.875% 2008                                             2,000            1,310       .05
                                                                                                      ----------   -------
                                                                                                          217,658      7.88
                                                                                                      ----------   -------

Broadcasting & Publishing -  6.71%
American Media Operations, Inc. 10.25% 2009                                               24,680           24,433       .88
Chancellor Media Corp. of Los Angeles:
8.125% 2007                                                                                9,500            9,357
Series B, 8.75% 2007                                                                       6,450            6,450
8.00% 2008                                                                                 2,000            1,970
9.00% 2008                                                                                 1,000            1,000
Katz Media Corp., Series B, 10.50% 2007                                                    2,500            2,687
Capstar Broadcasting Partners, Inc., 12.00% 2009                                           2,514            2,834       .88
Ziff-Davis Inc. 8.50% 2008                                                                16,500           17,738       .64
TransWestern  Publishing Co. LLC 9.625% 2007                                              16,050           15,087       .55
Sun Media Corp.:
9.50% 2007                                                                                11,078           10,690
9.50% 2007                                                                                 3,947            3,809       .52
Gray Communications Systems, Inc. 10.625% 2006                                            13,870           13,870       .50
Cumulus Media Inc.:
10.375% 2008                                                                               6,250            5,563
13.75% preferred 2009(1)                                                               9 shares             7,761       .48
Young Broadcasting Inc.:
10.125% 2005                                                                               $8,615           8,227
Series B, 8.75% 2007                                                                       2,000            1,750
 9.00% 01-15-06                                                                            3,250            2,893       .47
ACME Television, LLC, Series B, 0%/10.875% 2004(4)                                         3,250            2,893
ACME Intermediate Holdings, LLC,
 Series B, 0%/12.00% 2005(4)                                                              12,689            8,628       .42
Antenna TV SA 9.00% 2007                                                                  12,450           11,329       .41
Big City Radio, Inc. 0%/11.25% 2005(4)                                                    14,000            8,715       .32
Muzak LLC 9.875% 2009                                                                      1,500            1,410
Muzak Holdings LLC 13.00% 2010                                                             6,500            3,770       .18
Radio One, Inc. 7.00%/12.00% 2004(4)                                                       4,750            5,053       .18
STC Broadcasting, Inc. 11.00% 2007                                                         4,000            3,940       .14
RBS Participacoes SA 11.00% 2007(2)                                                        4,500            3,859       .14
                                                                                                      ----------   -------
                                                                                                          185,716      6.71
                                                                                                      ----------   -------

Banking & Financial Services - 4.90%
Advanta Corp.:
7.50% 2000                                                                                 9,700            9,662
Series B, 7.00% 2001                                                                       5,635            5,306
Series D, 6.814% 2002                                                                     10,000            9,232
Series D, 6.98% 2002                                                                       2,000            1,855       .94
Fuji JGB Investment LLC,
 Series A, 9.87% noncumulative preferred(2),(6)                                           25,500           25,372       .92
GS Escrow Corp. 7.125% 2005                                                               17,000           15,433
Golden State Holdings, Inc. 7.00% 2003                                                     4,500            4,213       .71
Sakura Capital Funding 7.06% (undated)(2),(6)                                             14,000           13,475       .49
Providian Financial Corp. 9.525% 2027(2)                                                  15,000           12,579       .45
Chevy Chase Bank, FSB 9.25% 2008                                                           2,000            1,780
Chevy Chase Preferred Capital Corp. 10.375%                                          214 shares             9,844       .42
Komercni Finance BV 9.00%/10.75% 2008(2)                                                   $9,950           9,651       .35
Superior Financial Corp. 8.65% 2003(2)                                                     6,000            5,610       .20
BNP U.S. Funding LLC,
 Series A, 7.738% noncumulative preferred(2),(6)                                           4,750            4,462       .16
BankUnited Capital Trust,
 BankUnited Financial Corp., 10.25% 2026                                                   4,500            3,780       .14
IBJ Preferred Capital Co. LLC,
 Series A, 8.79% noncumulative preferred(2),(6)                                            3,500            3,299       .12
                                                                                                      ----------   -------
                                                                                                          135,553      4.90
                                                                                                      ----------   -------

Forest Products & Paper  -  4.21%
Container Corp. of America:
10.75% 2002                                                                                7,250            7,322
9.75% 2003                                                                                32,250           32,089
Series A, 11.25% 2004                                                                      5,500            5,569      1.63
Kappa Beheer BV:
0%/12.5% 2009(4)                                                                        E26,250            16,276
10.625% 2009                                                                              18,750           18,763      1.27
Indah Kiat Finance Mauritius Ltd.:
11.875% 2002                                                                               $7,900           6,932
10.00% 2007                                                                                5,200            3,627       .38
Packaging Corp. of America, Series B, 9.625% 2009                                          9,250            9,019       .33
Pindo Deli Finance Mauritius Ltd.:
10.25% 2002                                                                                5,000            4,113
10.75% 2007                                                                                2,925            2,099       .22
Advance Agro Capital BV 13.00% 2007                                                        7,125            4,542       .16
Pacifica Papers Inc. 10.00% 2009                                                           4,050            3,959       .14
Copamex Industrias, SA de CV, Series B, 11.375% 2004                                       2,010            1,955       .07
APP International Finance Co. BV 11.75% 2005                                         275 shares               240       .01
                                                                                                      ----------   -------
                                                                                                          116,505      4.21
                                                                                                      ----------   -------

Manufacturing - 4.02%
Graham Packaging Co.:
8.75% 2008                                                                                $21,000          17,010
0%/10.75% 2009(4)                                                                         18,500           10,175       .98
Printpack, Inc.:
Series B, 9.875% 2004                                                                      5,750            5,578
10.625% 2006                                                                              18,930           18,362       .87
Federal-Mogul Corp.:
7.50% 2004                                                                                 4,500            3,863
7.375% 2006                                                                                4,250            3,943
7.75% 2006                                                                                 2,000            1,634
7.50% 2009                                                                                 9,150            7,042       .60
First Pacific Capital Corp.
 2.00% convertible debentures 2002                                                        12,000           13,020       .47
Ingram Micro Inc. 0% convertible debentures 2018                                          22,500            7,819       .28
Anchor Glass Container Corp. 11.25% 2005                                                  10,000            7,000       .25
Tekni-Plex, Inc. 9.25% 2008                                                                5,995            5,635       .20
American Standard Inc. 8.25% 2009(2)                                                       4,500            4,230       .15
Hayes Lemmerz International, Inc.,
 Series B, 8.25% 2008                                                                      2,450            2,033       .07
Westinghouse Air Brake Co., Series B2, 9.375% 2005                                         1,500            1,474       .05
Impress Metal Packaging Holdings BV 9.875% 2007                                         DM2,050               974       .04
Key Plastics Holdings, Inc. 10.25% 2007                                                    $9,650             724       .03
Reliance Industries Ltd. 10.50% 2046(2)                                                      500              509       .02
BREED Technologies, Inc. 9.25% 2008(7)                                                    30,000              300       .01
                                                                                                      ----------   -------
                                                                                                          111,325      4.02
                                                                                                      ----------   -------

Energy Related -  3.99%
Cross Timbers Oil Co.:
Series B, 9.25% 2007                                                                      10,775           10,128
8.75% 2009                                                                                17,620           16,166       .95
Clark Refining & Marketing, Inc.:
8.375% 2007                                                                                4,400            3,322
8.875% 2007                                                                                4,500            2,835
8.625% 2008                                                                                6,920            5,225
Clark Oil & Refining Corp. 9.50% 2004                                                      2,000            1,680
Clark USA, Inc.:
10.875% 2005                                                                              12,000            6,600
11.50% senior exchangeable preferred 2009(1),(5)                                      19 shares             4,285       .87
Pogo Producing Co.:
8.75% 2007                                                                                $16,500          15,263
10.375% 2009                                                                               6,500            6,565       .79
Petrozuata Finance, Inc.:
Series A, 7.63% 2009(2)                                                                    3,500            2,928
Series B, 8.22% 2017(2)                                                                   15,000           11,738       .53
HS Resources, Inc. 9.25% 2006                                                              9,350            8,976       .32
TNP Enterprises, Inc. 10.25% 2010(2)                                                       6,250            6,250       .23
AES Corp. 9.50% 2009                                                                       4,000            3,895       .14
McDermott Inc. 9.375% 2002                                                                 3,275            2,882       .10
Newfield Exploration Co., Series B, 7.45% 2007                                             1,750            1,634       .06
                                                                                                      ----------   -------
                                                                                                          110,372      3.99
                                                                                                      ----------   -------

Technology & Electronics - 3.66%
Advanced Micro Devices, Inc.:
11.00% 2003                                                                               13,000           12,870
6.00% convertible subordinated notes 2005                                                  8,000           13,120       .94
Zilog, Inc. 9.50% 2005                                                                    22,150           19,714       .71
Fairchild Semiconductor Corp.:
10.125% 2007                                                                               6,150            5,965
10.375% 2007                                                                              12,900           12,674       .67
Micron Technology, Inc. 6.50% 2005(2)                                                     20,000           16,600       .60
Earthwatch Inc.:
0%/12.50% 2005(2),(3),(4)                                                                  8,640            5,949
Series B, 7.00% convertible
 preferred 2009(1),(3),(5)                                                           725 shares             2,500
Series C, 8.50% convertible preferred
 2009(1),(2),(3),(5)                                                                 343 shares               590       .33
Flextronics International Ltd. 8.75% 2007                                                  $8,750           8,225       .30
Samsung Electronics Co., Ltd. 7.45% 2002(2)                                                3,000            2,939       .11
                                                                                                      ----------   -------
                                                                                                          101,146      3.66
                                                                                                      ----------   -------

Miscellaneous Service Companies - 3.56%
Allied Waste North America, Inc.:
7.625% 2006                                                                                  500              407
Series B, 10.00% 2009                                                                     43,200           32,400      1.19
USA Waste Services, Inc.:
4.00% 2002                                                                                12,000           10,665
6.50% 2002                                                                                 2,000            1,846
WMX Technologies, Inc.:
6.375% 2003                                                                                3,500            3,143
7.10% 2026                                                                                 3,500            3,231
Waste Management, Inc.:
7.70% 2002                                                                                 5,700            5,437
6.875% 2009                                                                                1,500            1,253       .92
KinderCare Learning Centers, Inc.,
 Series B, 9.50% 2009 - NEW                                                               11,500           10,465       .38
Polestar Corp. PLC 10.50% 2008                                                         Pound6,125           9,508       .34
Iron Mountain Inc.:
8.75% 2009                                                                                 $5,370           4,779
8.750% 2009                                                                                3,000            2,925       .28
Stericycle, Inc., Series B, 12.375% 2009                                                   5,250            5,381       .19
Protection One Alarm Monitoring, Inc.
 13.625% 2005(6)                                                                           5,166            3,668       .13
Concentra Operating Corp., Series A, 13.00% 2009(2)                                        3,000            2,400       .09
Safety-Kleen Services, Inc. 9.25% 2008                                                     7,000              980       .04
                                                                                                      ----------   -------
                                                                                                           98,488      3.56
                                                                                                      ----------   -------

Consumer Products - 2.03%
Canandaigua Wine Co., Inc.:
Series C, 8.75% 2003                                                                       9,750            9,506
8.75% 2003                                                                                 8,150            7,946       .63
Delta Beverage Group, Inc. 9.75% 2003                                                     15,735           14,948       .54
Salton/Maxim Housewares, Inc. 10.75% 2005                                                  8,425            8,446       .31
Fage Dairy Industry SA 9.00% 2007                                                          9,250            7,816       .28
Home Products International, Inc. 9.625% 2008                                              3,250            2,957       .11
New World Pasta Co. 9.25% 2009                                                             2,750            2,228       .08
DGS International Finance Co. BV 10.00% 2007(2)                                            4,050            1,387       .05
WestPoint Stevens Inc. 7.875% 2005                                                         1,000              810       .03
                                                                                                      ----------   -------
                                                                                                           56,044      2.03
                                                                                                      ----------   -------

Merchandising - 1.28%
Kmart Corp. 9.78% 2020                                                                    10,500           10,760
DR Securitized Lease Trust,
 pass-through certificates,
 Series 1994 K-2, 9.35% 2019(8)                                                            9,855            8,951       .71
Boyds Collection, Ltd.,Series B, 9.00% 2008                                                8,803            7,747       .28
Sunglass Hut International, Inc.
 5.25% convertible debentures 2003                                                         5,500            4,235       .16
Fred Meyer, Inc.:
7.375% 2005                                                                                1,000              981
7.45% 2008                                                                                 1,000              961       .07
J.C. Penny Co., Inc. 9.75% 2021                                                            2,000            1,760       .06
                                                                                                      ----------   -------
                                                                                                           35,395      1.28
                                                                                                      ----------   -------

Health & Personal Care - 1.13%
Paracelsus Healthcare Corp. 10.00% 2006(7)                                                35,825           16,121       .58
Columbia/HCA Healthcare Corp. 6.91% 2005                                                   9,750            8,799       .32
Tenet Healthcare Corp. 8.00% 2005                                                          3,750            3,534       .13
Integrated Health Services, Inc.:
5.75% convertible debentures 2001(7)                                                      11,000                1
10.25% 2006(6),(7)                                                                        11,250              225
Series A, 9.50% 2007(7)                                                                   37,500              750
Series A, 9.25% 2008(7)                                                                   46,250              925       .07
Sun Healthcare Group, Inc.:
Series B, 9.50% 2007(7)                                                                   24,875              498
9.375% 2008(2),(7)                                                                        19,110              382       .03
Mariner Health Group, Inc. 9.50% 2006(7)                                                  13,625              136       .00
                                                                                                      ----------   -------
                                                                                                           31,371      1.13
                                                                                                      ----------   -------

Transportation - .93%
Teekay Shipping Corp. 8.32% 2008                                                          14,500           13,195       .48
Eletson Holdings Inc. 9.25% 2003                                                           7,860            7,113       .26
USAir, Inc., pass-through trust,
 Series 1993-A3, 10.375% 2013(8)                                                           3,150            2,678       .10
Gearbulk Holding Ltd. 11.25% 2004                                                          2,000            2,045       .07
International Shipholding Corp.,
 Series B, 7.75% 2007                                                                        500              440       .02
Overseas Shipholding Group, Inc. 8.75% 2013                                                  125              113       .00
                                                                                                      ----------   -------
                                                                                                           25,584       .93
                                                                                                      ----------   -------

Metals & Materials - .45%
Doe Run Resources Corp., Series B, 11.25% 2005                                             9,500            5,225       .19
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                               4,500            4,162       .15
Freeport-McMoRan Copper & Gold Inc.:
7.50% 2006                                                                                   100               73
7.20% 2026                                                                                 3,825            2,902       .11
                                                                                                      ----------   -------
                                                                                                           12,362       .45
                                                                                                      ----------   -------

Other  -  .54%
M.D.C. Holdings, Inc. 8.375% 2008                                                          9,250            7,724       .28
Swire Pacific Offshore Financing Ltd.
 9.33% cumulative guaranteed
 perpetual capital securities(2)                                                             352            7,121       .26
                                                                                                      ----------   -------
                                                                                                           14,845       .54
                                                                                                      ----------   -------

Private Issue Collateralized Mortgage
Obligations/Asset-Backed Sercurities  - .83%
Ripasa Export Receivables Master Trust,
 Series 1997-C1, 9.54% 2002(2),(6)                                                        10,000            8,840       .32
Gramercy Place Insurance Ltd.,
 Series 1998-A, Class C-2, 8.95% 2002(2)                                                   7,834            7,760       .28
Chase Commercial Mortgage Securities Corp.,
 Series 1998-2, Class E, 6.39% 2030(8)                                                     5,000            4,296       .15
GMAC Commercial Mortgage Securities, Inc.,
 Series 1997-C2, Class E, 7.624% 2011                                                      2,500            2,195       .08
                                                                                                      ----------   -------
                                                                                                           23,091       .83
                                                                                                      ----------   -------

U.S. Treasury Obligations  -  .96%
7.50% November 2001                                                                       20,000           20,294
7.50% February 2005                                                                        6,000            6,274       .96
                                                                                                      ----------   -------
                                                                                                           26,568       .96
                                                                                                      ----------   -------

Governments (Excluding U.S.) - 1.87%
United Mexican States Government:
0% 2003(3)                                                                                   768                0
Eurobonds:
Global, 11.375% 2016                                                                       7,695            9,138
Series A, units 6.932% 2019(6)                                                               500              494
Global, 11.50% 2026                                                                        2,625            3,269       .47
Panama (Republic of):
Interest Reduction Bond 4.25% 2014(2),(6)                                                 12,400            9,983
Past Due Interest Eurobond 7.062% 2016(6)                                                    547              464
8.875% 2027                                                                                2,000            1,762       .44
Argentina (Republic of):
Series E, 0% 2003                                                                          4,500            3,206
Eurobonds, Series L, 6.812% 2005(6)                                                          880              825
11.75% 2007(2)                                                                          ARP1,380            1,301
11.75% 2009                                                                                  $270             267
11.375% 2017                                                                               2,750            2,681
12.00% 2020                                                                                1,425            1,440       .35
Brazil (Federal Republic of), Bearer 8.00% 2014(1)                                         9,053            6,812       .25
Turkey (Republic of) 12.375% 2009                                                          3,675            3,951       .14
Venezuela (Republic of):
Eurobond 7.00% 2007(6)                                                                     1,524            1,230
Front Loaded Interest Reduction Bond,
 Series A, 6.875% 2007(6)                                                                    667              530
9.25% 2027                                                                                   510              339       .08
South Africa (Republic of) 13.00% 2010                                                    13,600            1,961       .07
Bulgaria (Republic of) Front Loaded
 Interest Reduction Bond, 2.75% 2012(6)                                                    1,770            1,272       .04
Philippines (Republic of) 9.875% 2019                                                        500              453       .02
Mendoza (Province of) 10.00% 2007(2)                                                         500              369       .01
                                                                                                      ----------   -------
                                                                                                           51,747      1.87
                                                                                                      ----------   -------

                                                                                      Number of
                                                                                         Shares
Common Stocks & Warrants  -  3.67%
VoiceStream Wireless Corp.(5)                                                             93,990           12,107       .44
Omnipoint Corp.(2),(5)                                                                    50,210            5,738       .21
Price Communications Corp. (5)                                                           760,382           17,489       .63
Global TeleSystems Group, Inc.(5)                                                        750,000           15,375       .56
Nortel Inversora SA, preferred,
 Class A (ADR) (Argentina)(2),(3)                                                        822,224           10,746       .39
Cross Timbers Oil Co.                                                                    550,000            7,184       .26
Boyd Collection, Ltd.(5)                                                               1,030,000            6,244       .23
ACME Communications, Inc.(5)                                                             213,145            4,876       .18
Felcor Lodging Trust Inc.                                                                225,000            3,980       .14
Clear Channel Communications, Inc.(5)                                                     51,012            3,523       .13
Infinity Broadcasting Corp.(5)                                                           106,800            3,458       .12
Viatel, Inc. (5)                                                                          58,503            2,936       .10
Esat Holdings Ltd., warrants,
 expire 2007 (Ireland)(2),(3),(5)                                                         11,250            2,160       .08
Radio One, Inc., Class A(5)                                                               22,000            1,466       .05
Cumulus Media Inc., Class A(5)                                                           100,000            1,438       .05
MCI WorlCom, Inc. (5)                                                                     31,500            1,427       .05
NTL Inc., warrants, expire 2008(2),(3),(5)                                                 6,412              762       .03
Allegiance Telecom, Inc.,
 warrants, expire 2008(2),(3),(5)                                                          5,000              436       .01
Teletrac Holdings, Inc.
 warrants, expire 2004(3),(5)                                                            384,986               38
Teletrac, Inc.(2),(3),(5)                                                              1,045,551              157       .01
KMC Telecom Holdings Inc.,
 warrants, expire 2008(2),(5)                                                             22,500               56       .00
McCaw International, Ltd.
 warrants, expire 2007 (2),(3),(5)                                                         8,500               21       .00
Protection One Alarm Monitoring, Inc.,
 warrants, expire 2005(2),(3),(5)                                                         30,400                8       .00
Globalstar Telecommunications Ltd.,
 warrants, expire 2004(5)                                                                  2,000                6       .00
Comunicacion Celular SA, Class B,
 warrants, expire 2003 (Colombia)(2),(3),(5)                                              15,000                2       .00
V2 Music Holdings PLC (United Kingdom):
Warrants, expire 2000(2),(3),(5)                                                       Pound2,250               0       .00
Warrants, expire 2008(2),(3),(5)                                                          $10,905               0       .00
Tultex Corp.:
Warrants, expire 2007(3),(5)                                                              81,220                0       .00
Warrants, expire 2007(3),(5)                                                              40,610                0       .00
TVN Entertainment Corp.
 warrants, expires 2008(2),(3),(5)                                                        11,750                0       .00
                                                                                                      ----------   -------
                                                                                      Principal           101,633      3.67
                                                                                         Amount       ----------   -------
                                                                                           (000)
Miscellaneous
Investment securities in initial
 period of acquisition                                                                    17,500           12,863       .46
                                                                                                      ----------   -------

Total Bonds, Notes & Equity Securities
 (cost: $2,958,675,000)                                                                                 2,689,984     97.24
                                                                                                      ----------   -------


Short-Term Securities  -  .90%
IBM Credit Corp.  5.81% due 4/18/00                                                       25,000           24,927       .90
                                                                                                      ----------   -------
Total Short-Term Securities (cost: $24,927,000)                                                            24,927       .90
                                                                                                      ----------   -------

Total Investment Securities (cost: $2,983,602,000)                                                      2,714,911     98.14

Excess of cash and receivables over payables                                                              51,313       1.86
                                                                                                      ----------   -------
Net Assets                                                                                            $2,766,224     100.00
                                                                                                       =========   =======


(1)Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(2)Purchased in a private placement transaction;
resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3)Valued under procedures established by the Board of Trustees.
(4)Step bond; coupon rate will increase at a later date.
(5)Non-income-producing security.
(6)Coupon rate may change periodically.
(7)Company not making interest payments, bankruptcy proceedings pending.
(8)Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.


See Notes to Financial Statements


American High-Income Trust
Financial Statements
Statement of Assets and Liabilities
at March 31, 2000
(Unaudited)
                                                                                                 (dollars in
                                                                                                  thousands)
Assets:
Investment securities at market
 (Cost:  $2,983,602)                                                                              $2,714,911
Cash                                                                                                   3,793
Receivables for--
 Sales of investments                                                             $11,495
 Sales of fund's shares                                                             6,069
 Forward currency contracts-net                                                     2,302
 Dividends and accrued interest                                                    50,649
 Other                                                                                  3             70,518
                                                                               ----------         ----------
                                                                                                   2,789,222
Liabilities:
Payables for--
 Purchases of investments                                                          12,936
 Repurchases of fund's shares                                                       6,686
 Forward currency contracts-net                                                       102
 Dividends on fund's shares                                                         1,457
 Management services                                                                1,095
 Accrued expenses                                                                     722             22,998
                                                                               ----------         ----------
Net Assets at March 31, 2000--                                                                    $2,766,224
                                                                                                  ==========
Class A shares of beneficial interest issued and
 outstanding (unlimited shares authorized)
 Net Assets                                                                                       $2,763,854
 Shares outstanding                                                                              208,144,178
 net asset value per share                                                                            $13.28
Class A shares of beneficial interest issued and
 outstanding (unlimited shares authorized)
 Net Assets                                                                                         $  2,370
 Shares outstanding                                                                                  178,479
 net asset value per share                                                                            $13.28



Statement of Operations                                                                          (dollars in
for the six months ended March 31, 2000                                                           thousands)
Investment Income:
Income:
 Interest                                                                        $129,506
 Dividends                                                                          3,283           $132,789
                                                                               ----------

Expenses:
 Management services fee                                                            6,289
 Distribution expenses- Class A                                                     3,444
 Distribution expenses- Class B                                                         1
 Transfer agent fee- Class A                                                        1,067
 Transfer agent fee- Class B                                                          -
 Reports to shareholders                                                              134
 Registration statement and prospectus                                                223
 Postage, stationery and supplies                                                     313
 Directors' fees                                                                       13
 Auditing and legal fees                                                               57
 Custodian fee                                                                         43
 Taxes other than federal income tax                                                   62
 Other expenses                                                                        16             11,662
                                                                               ----------         ----------
 Net investment income                                                                               121,127
                                                                                                  ----------
Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain                                                                                     14,528
Net change in unrealized (depreciation)
 appreciation on:
 Investments                                                                      (54,382)
 Open forward currency contracts                                                    3,863
                                                                               ----------
  Net unrealized depreciation                                                                        (50,519)
                                                                                                  ----------
 Net realized gain and
  unrealized depreciation
  on investments                                                                                     (35,991)
                                                                                                  ----------
Net Increase in Net Assets Resulting
 from Operations                                                                                     $85,136
                                                                                                  ==========




                                                                                                 (dollars in
State of Changes in Net Assets                                                                    thousands)

                                                                                      Six
                                                                                   months               Year
                                                                                    ended              ended
                                                                                March 31,          September
                                                                                    2000*           30, 1999
                                                                               ----------         ----------
Operations:
Net investment income                                                            $121,127           $246,356
Net realized gain (loss) on investments                                            14,528            (23,484)
Net unrealized depreciation
 on investments                                                                   (50,519)           (27,296)
                                                                               ----------         ----------
 Net increase in net assets
  resulting from operations                                                        85,136            195,576
                                                                               ----------         ----------
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
   Class A                                                                       (136,423)          (244,894)
   Class B                                                                             (3)                 -
Distributions from net realized gains on investments
   Class A                                                                              -             (8,119)
   Class B                                                                              -                  -
                                                                               ----------         ----------
Total Dividends and Distributions                                                (136,426)          (253,013)
                                                                               ----------         ----------
Capital Share Transactions:
 Proceeds from shares sold                                                        397,701          1,060,634
 Proceeds from shares issued in reinvestment
   of net investment income dividends and
   distributions of net realized gain on investments                               95,088            178,581
 Cost of shares repurchased                                                      (452,664)          (764,282)
                                                                               ----------         ----------
 Net increase in net assets resulting from                                         40,125            474,933
  capital share transactions                                                   ----------         ----------
Total Increase in Net Assets                                                      (11,165)           417,496

Net Assets:
Beginning of period                                                             2,777,389          2,359,893
                                                                               ----------         ----------
End of period (including
 undistributed net investment
 income: $2,993 and $18,569
 respectively)                                                                 $2,766,224         $2,777,389
                                                                               ==========         ==========

See Notes to Financial Statements


 American High-Income Trust
 Notes to Financial Statements
 Unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Trust, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The fund seeks a high level of current income and, secondarily, capital appreciation through a carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the length of time the shares are held, and include a higher distribution fee than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

COMMON EXPENSES - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are prorated between the classes based on the relative net assets of each class. Distribution and transfer agent fees, and any other class-specific expenses, if any, are calculated daily at the class level based on the relative daily net assets of each class and the specific expense rate applicable to each class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $1,347,000 for the six months ended March 31, 2000.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of March 31, 2000, net unrealized depreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $268,691,000; $69,690,000 related to appreciated securities and $338,381,000 related to depreciated securities. There was no difference between book and tax realized losses on securities transactions for the six months ended March 31, 2000. During the six months ended March 31, 2000, the fund realized, on a tax basis, a net capital loss of $8,907,000 on securities transactions. The fund has recognized capital losses totaling $21,885,000 which were realized during the period November 1, 1998 through September 30, 1999. The fund had available at September 30, 1999 a net capital loss carryforward totaling $4,518,000 which may be used to offset capital gains realized during subsequent years through 2007 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Net gains related to non-U.S. currency transactions of $3,254,000 are treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $2,983,602,000 at March 31, 2000.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $6,289,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; and 0.18% of such assets in excess of $1 billion; plus 3.00% on the first $100 million of the fund's annual gross investment income; and 2.50% of such income in excess of $100 million.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution FOR Class A shares, the fund may expend up to 0.30% of Class A average daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Pursuant to a Plan of Distribution for Class B shares, the fund may expend up to 1.00% of Class B average daily net assets annually to compensate dealers for their selling and servicing efforts. During the six months ended March 31, 2000, distribution expenses under the Plans of Distribution for Class A and Class B shares were $3,444,000 and $1,000, respectively. As of March 31, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $634,000 and $0, respectively.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,028,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $1,067,000.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $76,000.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities , excluding short-term securities, of $624,611,000 and $519,260,000, respectively, during the six months ended March 31, 2000.
As of March 31, 2000, net assets consist of the following:

Capital paid in on shares of
beneficial interest                  $3,041,686,000

Undistributed net investment income   2,993,000

Accumulated net realized gain        (11,875,000)

Net unrealized appreciation/
depreciation                         (266,580,000)

Net Assets                           $2,766,224,000


Capital share transactions in the fund were as follows:
(Insert table from 21 3 00 cap stock.xls file)

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $43,000 includes $42,000 that was paid by these credits rather than in cash.

At March 31, 2000, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


                                                                                                Six
Year                                                                                            Months
ended                                                                                           ended
September 30, 1999                                                                              March 31,
                                                                                                2000
                                                                 Amount (000)     Shares           Amount (000)      Shares
Class A Shares:                                                  ----------       ----------       ----------        ----------
  Sold                                                           $  395,272        28,904,117       $1,060,634        75,509,296
  Reinvestment of dividends and distributions                        95,086         6,968,196          178,581        12,742,880
  Repurchased                                                      (452,644)      (33,107,071)        (764,282)       (54,497,988)
                                                                  ----------       ---------        ----------       ----------
   Net increase in Class A                                           37,714         2,765,242          474,933        33,754,188

Class B Shares:                                                                                          -                  -
  Sold                                                                2,429           179,831            -                  -
  Reinvestment of dividends and distributions                             2               117            -                  -
  Repurchased                                                           (20)           (1,469)           -                  -
                                                                   ----------       ----------      ----------        ----------
   Net increase in Class B                                            2,411           178,479            -                  -

Total net increase in fund                                       $   40,125         2,943,721       $  474,933        33,754,188
                                                                   ==========         ==========       ==========         ==========


                                                          Contract                              U.S.
                                                            Amount                        Valuations
                                       ----------       ----------       ----------       ----------
Non-U.S.
Currency                                                                                  Unrealized
Contracts                                Non-U.S.             U.S.           Amount     Appreciation
------------------------               ----------       ----------       ----------       ----------
Sales:
 British Pounds
  expiring 4/26 to
  6/22/00                         Pound25,913,000      $41,793,000      $41,356,000         $437,000
 Euros
  expiring 04/14 to
  7/31/00                             E38,133,000       38,395,000       36,674,000        1,721,000

                                                        ----------       ----------       ----------
                                                       $80,188,000      $78,030,000       $2,158,000
                                                        ==========       ==========       ==========


PER-SHARE DATA AND RATIOS

                                                                                                                 Net
                                                                                                               Gains
                                                                                                            (Losses)
                                                                                                                  on
                                                                              Net                         Securities
                                                                            Asset                              (both
                                                        Period             Value,                Net        Realized
                                                         Ended          Beginning         Investment             and
                                                           (1)          of Period             Income     Unrealized)
                                                      --------           --------           --------        --------

Class A :                                                  2000       $     13.52            $.59(2)       $(.17)(2)
                                                           1999             13.75               1.28            (.17)
                                                           1998             15.69               1.30           (1.60)
                                                           1997             14.86               1.26             .83
                                                           1996             14.30               1.29             .59
                                                           1995             13.97               1.33             .39

Class B(3):                                                2000             13.57                .02        (.26)(2)


                                                                                                                 Net
                                                     Dividends      Distributions                              Asset
                                                     (from Net              (from                             Value,
                                                    Investment            Capital              Total          End of
                                                       Income)             Gains)      Distributions          Period
                                                      --------           --------           --------        --------

Class A :                                                $(.66)                 -              $(.66)      $   13.28
                                                         (1.29)              (.05)             (1.34)          13.52
                                                         (1.30)              (.34)             (1.64)          13.75
                                                         (1.24)              (.02)             (1.26)          15.69
                                                         (1.32)                 -              (1.32)          14.86
                                                         (1.32)              (.07)             (1.39)          14.30

Class B(3):                                               (.05)                 -               (.05)          13.28


                                                                            Ratio              Ratio
                                                           Net                 of             of Net
                                                       Assets,           Expenses             Income
                                                        End of                 to                 to
                                                        Period            Average            Average       Portfolio
                                                           (in                Net                Net        Turnover
                                                     Millions)             Assets             Assets            Rate
                                                      --------           --------           --------        --------

Class A :                                               $2,764                .41%              4.31%     19.38% (6)
                                                          2,777               .82               9.21           29.79
                                                          2,360               .81               8.76           54.63
                                                          2,108               .82               8.35           53.55
                                                          1,547               .87               8.90           39.74
                                                          1,111               .89               9.72           29.56

Class B(3):                                                2.37          0.07 (5)           0.33 (5)       19.38 (6)


(1) The periods ended 1995 through
1999 represent fiscal years ended
September 30; the period ended
2000 represents the six months
ended March 31 (unaudited).
(2) Based on average shares
outstanding.
(3) Class B shares offered for
sale commencing March 15, 2000.
(4) Excludes sales charge on A
shares or contingent deferred
sales charge on B shares.
(5) Based on operations for
the period shown and, accordingly,
not representative of a full year.
(6) Represents portfolio turnover
rate for the period ended March
31, 2000.


Results of Shareholder Meeting
(Unaudited)

Held November 18, 1999

Shares Outstanding on August 25, 1999 (record date):          203,228,528

Shares Present on November 18, 1999:                          130,333,776 (64.1%)


Proposal 1: Election of Trustees

Trustee                        Votes For         Percent of Shares Votes          Percent of
                                                 Voting For       Withheld        Shares Withheld

Richard G. Capen, Jr.          128,490,155       98.6%            1,843,621       1.4%

H. Frederick Christie          128,491,061       98.6             1,842,715       1.4

Don R. Conlan                  128,570,239       98.6             1,763,537       1.4

Diane C. Creel                 128,448,669       98.6             1,885,107       1.4

Martin Fenton                  128,539,871       98.6             1,793,905       1.4

Leonard R. Fuller              128,565,206       98.6             1,768,570       1.4

Abner D. Goldstine             128,521,012       98.6             1,812,764       1.4

Paul G. Haaga, Jr.             128,571,559       98.6             1,762,217       1.4

Richard G. Newman              128,553,590       98.6             1,780,186       1.4

Frank M. Sanchez               128,393,660       98.5             1,940,116       1.5


Proposal 2: Eliminate or revise certain of the fund's investment restrictions Broker Non-Votes: 29,442,777

                                 Percent                     Percent                     Percent
                                 of                          of                          of
                                 Shares                      Shares                      Shares
                 Votes For       Voting       Votes          Voting       Absten-tions   Abstai-ning
                                 For          Against        Against


2A. Lending      89,693,425      68.8%        5,534,423      4.3%         5,663,151      4.3%
Activities

2B.              88,709,474      68.1         6,367,864      4.9          5,813,661      4.4
Pledging
Assets

2C.              88,605,861      68.0         6,262,253      4.8          6,022,885      4.6
Affiliated
Ownership

2D.              89,105,605      68.4         6,259,257      4.8          5,526,137      4.2
Purchasing
Securities
in Oil, Gas
or Mineral
Exploration

2E.              87,431,600      67.1         7,399,577      5.7          6,059,822      4.6
Investments
in
Unseasoned
Issuers

2F.              89,861,237      68.9         4,957,929      3.8          6,071,833      4.7
Purchasing
Securities
of other
Investment
Companies


Proposal 3: Ratification of auditors

                                 Percent                     Percent                     Percent
                                 of                          of                          of
                                 Shares                      Shares                      Shares
                Votes For        Voting         Votes        Voting       Absten-tions   Abstai-ning
                                 For          Against        Against
                125,260,669      96.1%        1,195,535      0.9%         3,877,572      3.0%


[The American Funds Group(r)]

Offices of the fund and of the
investment adviser, Capital Research
and Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

There are two ways to invest in American High-Income Trust. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Class B shares, which are not available for certain employer-sponsored retirement plans, have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time. Because expenses are first deducted from income, dividends for Class B share accounts will be lower.

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180, or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of American High-Income Trust, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA RCG/INS/4614
Lit. No. AHIT-013-0500